Supplement to the
Fidelity® Series High Income Fund
June 29, 2022
Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

The following information replaces similar information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
In addition to the principal investment strategies discussed above, the Adviser may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. In addition, the Adviser may also buy and sell shares of exchange traded funds to manage credit market exposure. The Adviser may invest the fund's assets in investment-grade debt securities by investing in other funds.
FSH-PSTK-0623-104 1.966435.104	June 7, 2023
Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2022
Prospectus
Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

ASDH-PSTK-0623-117 1.9858207.117	June 7, 2023
Supplement to the
Fidelity® Short Duration High Income Fund
June 29, 2022
Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

SDH-PSTK-0623-106 1.9585865.106	June 7, 2023
Supplement to the
Fidelity® SAI High Income Fund
June 29, 2022
Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

The following information replaces similar information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
In addition to the principal investment strategies discussed above, the Adviser may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. In addition, the Adviser may also buy and sell shares of exchange traded funds to manage credit market exposure. The Adviser may invest the fund's assets in investment-grade debt securities by investing in other funds.

SAH-PSTK-0623-102 1.9904779.102	June 7, 2023
Supplement to the
Fidelity® Global High Income Fund and Fidelity® High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2022
Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of Fidelity ® High Income Fund.
The following information replaces similar information for Fidelity ®  High Income Fund found in the "Fund Basics" section under the "Other Investment Strategies" heading.
The Adviser may also use various techniques, such as buying and selling futures contracts, to increase or decrease Fidelity ® High Income Fund's exposure to changing security prices, interest rates, or other factors that affect security values. In addition, the Adviser may also buy and sell shares of exchange traded funds to manage credit market exposure. The Adviser may invest the fund's assets in investment-grade debt securities by investing in other funds.
AGHI-PSTK-0623-120 1.928679.120	June 7, 2023
Supplement to the
Fidelity® Capital & Income Fund, Fidelity® Focused High Income Fund and Fidelity® High Income Fund
June 29, 2022
Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of Fidelity® Focused High Income Fund and Fidelity® High Income Fund.
The following information replaces similar information for Fidelity ®  High Income Fund found in the "Fund Basics" section under the "Other Investment Strategies" heading.
In addition to the principal investment strategies discussed above, the Adviser may use various techniques, such as buying and selling futures contracts, to increase or decrease Fidelity ®  High Income Fund's exposure to changing security prices, interest rates, or other factors that affect security values. In addition, the Adviser may also buy and sell shares of exchange traded funds to manage credit market exposure. The Adviser may invest the fund's assets in investment-grade debt securities by investing in other funds.
CAI-SPH-PSTK-0623-131 1.710962.131	June 7, 2023